Other investments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Other investments
Other investments

				$ million
		2019		2018
	Current	Non-current	Current	Non-current
Equity investments[a]	—	571	1	482
Other	169	705	221	859
	169	1,276	222	1,341

[a]	The majority of equity investments are unlisted.
Other investments includes $598 million relating to contingent consideration amounts arising on disposals (2018 $893 million) which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2019	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,445	—	1,445
Loans		906	63	—	969
Trade and other receivables	20	24,271	—	—	24,271
Derivative financial instruments	30	—	9,984	483	10,467
Cash and cash equivalents	25	18,183	4,289	—	22,472
Financial liabilities
Trade and other payables	22	(55,891)	—	—	(55,891)
Derivative financial instruments	30	—	(8,122)	(676)	(8,798)
Accruals		(6,062)	—	—	(6,062)
Lease liabilities	28	(9,722)	—	—	(9,722)
Finance debt[a]	26	(67,724)	—	—	(67,724)
		(96,039)	7,659	(193)	(88,573)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2018	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,563	—	1,563
Loans		839	124	—	963
Trade and other receivables	20	24,080	—	—	24,080
Derivative financial instruments	30	—	8,564	427	8,991
Cash and cash equivalents	25	20,366	2,102	—	22,468
Financial liabilities
Trade and other payables	22	(56,790)	—	—	(56,790)
Derivative financial instruments	30	—	(7,685)	(1,248)	(8,933)
Accruals		(5,201)	—	—	(5,201)
Lease liabilities	28	(667)	—	—	(667)
Finance debt[a]	26	(65,132)	—	—	(65,132)
		(82,505)	4,668	(821)	(78,658)

[a] As a result of the adoption of IFRS 16 ‘Leases’, leases that were previously classified as finance leases under IAS 17 are now presented as ‘Lease liabilities’ on the group balance sheet and therefore do not form part of finance debt. Comparative information for finance debt and lease liabilities have been amended to be on a consistent basis with amounts presented for 2019. The previously disclosed amounts for finance debt for 2018 was $65,799 million.